Stock-Based Compensation - Restricted Stock Unit Activity (Details) - DISH Network Awards - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Restricted Stock Units
Restricted stock unit activity
Total restricted stock units outstanding, beginning of period (in shares)	1,718,945	2,484,720	1,336,000
Granted (in shares)			1,871,375
Vested (in shares)	(9,565)	(10,475)	(14,845)
Forfeited and cancelled (in shares)	(245,730)	(755,300)	(707,810)
Total restricted stock units outstanding, end of period (in shares)	1,463,650	1,718,945	2,484,720
Weighted- Average Grant Date Fair Value
Total restricted stock units outstanding, beginning of period (in dollars per share)	$ 52.16	$ 51.16	$ 32.11
Granted (in dollars per share)			63.87
Vested (in dollars per share)	63.49	63.49	62.58
Forfeited and cancelled (in dollars per share)	59.86	48.51	48.59
Total restricted stock units outstanding, end of period (in dollars per share)	$ 50.82	$ 52.16	$ 51.16
Performance Based Restricted Stock Units
Restricted stock unit activity
Total restricted stock units outstanding, beginning of period (in shares)	1,689,350	2,435,500
Total restricted stock units outstanding, end of period (in shares)	1,446,300	1,689,350	2,435,500
Weighted- Average Grant Date Fair Value
Total restricted stock units outstanding, beginning of period (in dollars per share)	$ 51.97	$ 50.91
Total restricted stock units outstanding, end of period (in dollars per share)	$ 50.66	$ 51.97	$ 50.91